File No. 333-00585     CIK #896992
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549-1004
POST-EFFECTIVE AMENDMENT NO. 2 TO FORM S-6

For Registration under the Securities Act of 1933 of
Securities of Unit Investment Trusts Registered on
Form N-8B-2

VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 27
(Exact Name of Trust)
VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.
(Exact Name of Depositor)

One Parkview Plaza
Oakbrook Terrace, Illinois 60181
(Complete address of Depositor's principal executive offices)


VAN KAMPEN AMERICAN CAPITAL
DISTRIBUTORS, INC.                 CHAPMAN AND CUTLER
Attention:  Don G. Powell          Attention: Mark J. Kneedy
One Parkview Plaza                 111 West Monroe Street
Oakbrook Terrace, Illinois 60181   Chicago, Illinois 60603
(Name and complete address of agents for service)

     ( X ) Check if it is proposed that this filing will become effective on April 24, 1998 pursuant to paragraph (b) of Rule 485.

FIRST OF MICHIGAN REAL ESTATE INCOME AND GROWTH TRUST, SERIES 1

Van Kampen American Capital Equity Opportunity Trust, Series 27

PROSPECTUS PART ONE

NOTE: Part One of this Prospectus may not be distributed unless accompanied by Part Two.Please retain both parts of this Prospectus for future reference.

THE TRUST

First of Michigan Real Estate Income and Growth Trust, Series 1 (the "Trust") is a unit investment trust which is contained in Van Kampen American Capital Equity Opportunity Trust, Series 27. The Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of common stocks primarily issued by publicly traded equity real estate investment trusts, known as REITs (the "Securities"). Unless terminated earlier, the Trust will terminate on March 1, 2000 (the "Mandatory Termination Date") and any Securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Securities liquidated at termination will be sold at the then current market value for such Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his or her Units.

PUBLIC OFFERING PRICE

The Public Offering Price per Unit of the Trust is equal to the aggregate underlying value of the Equity Securities plus or minus cash, if any, in the Capital and Income Accounts divided by the number of Units outstanding plus the applicable sales charge. See "Summary of Essential Financial
Information" in this Part One.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The Date of this Prospectus is April 24, 1998

Van Kampen American Capital

FIRST OF MICHIGAN REAL ESTATE INCOME AND GROWTH TRUST, SERIES 1
Van Kampen American Capital Equity Opportunity Trust, Series 27
Summary of Essential Financial Information
As of March 5, 1998

Managing Underwriter and Supervisor:  First of Michigan Corporation
                            Sponsor:  Van Kampen American Capital Distributors, Inc.
                          Evaluator:  American Portfolio Evaluation Services
                                      (A division of an affiliate of the Sponsor)
                            Trustee:  The Bank of New York


                                                                                                             First of
                                                                                                             Michigan
                                                                                                          Real Estate
                                                                                                           Income and
                                                                                                               Growth
                                                                                                                Trust
                                                                                                     ----------------
General Information
Number of Units.....................................................................................          397,597
Fractional Undivided Interest in Trust per Unit.....................................................        1/397,597
Public Offering Price:
 Aggregate Value of Securities in Portfolio <F1>.................................................... $      4,825,915
 Aggregate Value Securities per Unit (including accumulated dividends).............................. $          12.92
Sales charge 3.5% (3.627% of Aggregate Value of Securities excluding principal cash per Unit)<F3>... $            .46
 Public Offering Price per Unit <F2><F3>............................................................ $          13.38
Redemption Price per Unit........................................................................... $          12.92
Secondary Market Repurchase Price per Unit.......................................................... $          12.92
Excess of Public Offering Price per Unit over Redemption Price per Unit............................. $            .46

Supervisor's Annual Supervisory Fee.............Maximum of $.0025 per Unit
Evaluator's Annual Fee..........................Maximum of $.0025 per Unit
                                                Evaluations for purpose of sale, purchase or
                                                redemption of Units are made as of 4:00 P.M. Eastern
                                                time on days of trading on the New York Stock Exchange
                                                next following receipt of an order for a sale or
                                                purchase of Units or receipt by The Bank of New York
                                                of Units tendered for redemption.
Date of Deposit.................................February 22, 1996
Mandatory Termination Date......................March 1, 2000
Trustee's Annual Fee............................$.008 per Unit
Estimated Annual Organizational Expenses <F4>...$.0176 per Unit
Income Distribution Record Date.................TENTH day of March, June, September, and December.
Income Distribution Date........................TWENTY-FIFTH day of March, June, September and December.
Capital Account Record Date.....................TENTH day of December.
Capital Account Distribution Date...............TWENTY-FIFTH day of December.

----------
<F1>Equity Securities listed on a national securities exchange are valued at the closing sale price, or if the Equity Securities are not so listed, at the bid price thereof.

<F2>Anyone ordering Units will have added to the Public Offering Price a pro rata share of any cash in the Income and Capital Accounts.

<F3>Effective on each February 27, commencing February 27, 1997, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.5%. See
"Public Offering-Offering Price" in Part Two.

<F4>The Trust (and therefore Unitholders) will bear all or a portion of its organizational costs (including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of the Trust portfolio and the initial fees and expenses of the Trustee but not including the expenses incurred in the preparation and printing of brochures and other advertising materials and any other selling expenses) as is common for mutual funds. Total organizational expenses will be amortized over the life of the Trust. See "Expenses of the Trust" and "Statement of Condition". Historically, the sponsors of unit investment trusts have paid all the costs of establishing such trusts.

PORTFOLIO

     The First of Michigan Real Estate Income and Growth Trust consists of several issues of Securities primarily issued by publicly traded equity real estate investment trusts. The Securities are all listed on a national securities exchange, the NASDAQ National Market System or traded in the over-the-counter market.

PER UNIT INFORMATION

                                                                                                       1996(1)           1997
                                                                                                       ----------- -----------
Net asset value per Unit at beginning of period........................................................$      9.58 $     11.77
                                                                                                       =========== ===========
Net asset value per Unit at end of period..............................................................$     11.77 $     13.44
                                                                                                       =========== ===========
Distributions to Unitholders of investment income including accumulated dividends
 paid on Units redeemed (average Units outstanding for entire period)..................................$      0.57 $      0.75
                                                                                                       =========== ===========
Distributions to Unitholders from Security redemption proceeds
(average Units outstanding for entire period)..........................................................$        -- $        --
                                                                                                       =========== ===========
Unrealized appreciation (depreciation) of Securities
(per Unit outstanding at end of period)................................................................$      2.07 $      1.22
                                                                                                       =========== ===========
Units outstanding at end of period.....................................................................    450,000     405,833

----------
(1) For the period from February 22, 1996 (date of deposit) through December 31, 1996.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

     To the Board of Directors of Van Kampen American Capital Distributors, Inc. and the Unitholders of First of Michigan Real Estate Income and Growth Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust,Series 27):

     We have audited the accompanying statements of condition (including the analyses of net assets) and the related portfolio of First of Michigan Real Estate Income and Growth Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series 27) as of December 31, 1997 and the related statements of operations and changes in net assets for the period from February 22, 1996 (date of deposit) through December 31, 1996 and the year. ended December 31, 1997. These statements are the responsibility of the Trustee and the Sponsor. Our responsibility is to express an opinion on such statements based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1997 by correspondence with the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee and the Sponsor, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First of Michigan Real Estate Income and Growth Trust, Series 1 (Van Kampen American Capital Equity Opportunity Trust, Series 27) as of December 31, 1997, and the related statements of operations and changes in net assets for the period from February 22, 1996 (date of deposit) through December 31, 1996 and the year ended December 31, 1997, in conformity with generally accepted accounting principles.

GRANT THORNTON LLP

Chicago, Illinois
March 13, 1998

FIRST OF MICHIGAN REAL ESTATE INCOME AND GROWTH TRUST, SERIES 1
Statements of Condition
December 31, 1997
                                                                                                First of
                                                                                                Michigan
                                                                                             Real Estate
                                                                                              Income and
                                                                                                  Growth
                                                                                                   Trust
                                                                                        ----------------
Trust property
 Securities at market value, (cost $3,991,499) (note 1)................................ $      5,417,063
 Accumulated dividends.................................................................           43,131
 Organizational costs..................................................................           17,359
                                                                                        ----------------
                                                                                        $      5,477,553
                                                                                        ================
Liabilities and interest to Unitholders
 Cash overdraft........................................................................ $         24,716
 Interest to Unitholders...............................................................        5,452,837
                                                                                        ----------------
                                                                                        $      5,477,553
                                                                                        ================
Analyses of Net Assets
Interest of Unitholders (405,833 Units of fractional undivided interest outstanding)
 Cost to original investors of 450,000 Units (note 1).................................. $      4,517,500
 Less initial underwriting commission (note 3).........................................          200,587
                                                                                        ----------------
                                                                                               4,316,913
 Less redemption of 44,167 Units.......................................................          555,097
                                                                                        ----------------
                                                                                               3,761,816
Undistributed net investment income
 Net investment income.................................................................          613,576
 Less distributions to Unitholders.....................................................          574,473
                                                                                        ----------------
                                                                                                  39,103
 Realized gain (loss) on Security sale or redemption...................................          226,354
 Unrealized appreciation (depreciation) of Securities (note 2).........................        1,425,564
 Distributions to Unitholders of Security sale or redemption proceeds..................               --
                                                                                        ----------------
 Net asset value to Unitholders........................................................ $      5,452,837
                                                                                        ================
Net asset value per Unit (405,833 Units outstanding)................................... $          13.44
                                                                                        ================

The accompanying notes are an integral part of these statements.

FIRST OF MICHIGAN REAL ESTATE INCOME AND GROWTH TRUST, SERIES 1
Statements of Operations
Period from February 22, 1996 (date of deposit) through
December 31, 1996 and the year ended December 31, 1997

                                                                               1996          1997
                                                                      ------------- -------------
Investment income
 Dividend income..................................................... $     305,802 $     339,339
Expenses
 Trustee fees and expenses...........................................         4,813        13,674
 Evaluator fees......................................................           813         1,169
 Organizational fees.................................................         5,188         4,149
 Supervisory fees....................................................           681         1,138
                                                                      ------------- -------------
 Total expenses......................................................        11,495        20,130
                                                                      ------------- -------------
 Net investment income...............................................       294,307       319,269
Realized gain (loss) from Securities sale or redemption
 Proceeds............................................................            --       551,768
 Cost................................................................            --       325,414
                                                                      ------------- -------------
 Realized gain (loss)................................................            --       226,354
Net change in unrealized appreciation (depreciation) of Securities...       932,104       493,460
                                                                      ------------- -------------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..... $   1,226,411 $   1,039,083
                                                                      ============= =============

Statements of Changes in Net Assets
Period from February 22, 1996 (date of deposit) through
December 31, 1996 and the year ended December 31, 1997

                                                                                      1996          1997
                                                                             ------------- -------------
Increase (decrease) in net assets
Operations:
 Net investment income...................................................... $     294,307 $     319,269
 Realized gain (loss) on Securities sale or redemption......................            --       226,354
 Net change in unrealized appreciation (depreciation) of Securities.........       932,104       493,460
                                                                             ------------- -------------
 Net increase (decrease) in net assets resulting from operations............     1,226,411     1,039,083
Distributions to Unitholders from:
 Net investment income......................................................     (245,088)      (329,385)
 Securities sale or redemption proceeds.....................................            --            --
Redemption of Units                                                                     --      (555,097)
                                                                             ------------- -------------
 Total increase (decrease)..................................................       981,323       154,601
Net asset value to Unitholders
 Beginning of period........................................................     1,916,984     5,298,236
                                                                             ------------- -------------
 Additional Securities purchased from proceeds of Unit Sales................     2,399,929            --
                                                                             ------------- -------------
 End of period (including undistributed net investment income of $49,219)
  and $39,103, respectively)................................................ $   5,298,236 $   5,452,837
                                                                             ============= =============

The accompanying notes are an integral part of these statements.

FIRST OF MICHIGAN REAL ESTATE INCOME AND GROWTH TRUST, SERIES 1
PORTFOLIO as of  December 31, 1997
                                                                                     Valuation of Securities
                                                                                                          at
Number                                                                                          December 31,
of                                                            Market Value Per                          1997
Shares     Name of Issuer                                                 Share                     (Note 1)
---------- ---------------------------------------------- --------------------- ----------------------------
10,785     Cali Realty Corporation                        $             41.0000 $                    442,185
------------------------------------------------------------------------------------------------------------
12,264     Camden Property Trust                                        31.0000                      380,184
------------------------------------------------------------------------------------------------------------
14,460     CBL & Associates Properties, Incorporated                    24.6875                      356,981
------------------------------------------------------------------------------------------------------------
13,298     Chateau Properties, Incorporated                             31.5000                      418,887
------------------------------------------------------------------------------------------------------------
13,152     Crescent Real Estate Equities, Incorporated                  39.3750                      517,860
------------------------------------------------------------------------------------------------------------
18,702     Duke Realty Investments, Incorporated                        24.2500                      453,523
------------------------------------------------------------------------------------------------------------
12,040     First Industrial Realty Trust, Incorporated                  36.1250                      434,945
------------------------------------------------------------------------------------------------------------
14,174     HGI Realty, Incorporated "Horizon"                           10.9375                      155,028
------------------------------------------------------------------------------------------------------------
17,854     Health and Retirement Properties Trust                       20.0000                      357,080
------------------------------------------------------------------------------------------------------------
11,460     Hospitality Properties Trust                                 32.8750                      376,747
------------------------------------------------------------------------------------------------------------
14,312     Liberty Property Trust                                       28.5625                      408,787
------------------------------------------------------------------------------------------------------------
12,918     Oasis Residential, Incorporated                              22.3125                      288,233
------------------------------------------------------------------------------------------------------------
16,666     Reckson Associates Realty Corporation                        25.3750                      422,900
------------------------------------------------------------------------------------------------------------
12,351     Simon Property Group, Incorporated                           32.6875                      403,723
------------------------------------------------------------------------------------------------------------
194,436                                                                         $                  5,417,063
==========                                                                       ===========================

The accompanying notes are an integral part of these statements.

FIRST OF MICHIGAN REAL ESTATE INCOME AND GROWTH TRUST, SERIES 1
Van Kampen American Capital Equity Opportunity Trust, Series 27
Notes to Financial Statements
December 31, 1996 and 1997

--------------------------------------------------------------------------
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation - Securities listed on a national securities exchange are valued at the last closing sales price or, if not so listed, at the bid price.

Security Cost - The original cost to the Trust of the Securities was based, for Securities listed on a national securities exchange on the closing sale prices on the exchange or, if not so listed, at the asked price. The cost was determined on the day of the various Dates of Deposit.

Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Trust or monies in the process of being collected, (2) the Securities in the Trust based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Trust, if any.

Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Trust and, accordingly, no provision has been made for Federal Income Taxes.

Distributions to Unitholders of the Trust's taxable income will be taxable as ordinary or capital gain income to Unitholders.

Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an average cost basis.

Organizational Costs - The Trust will bear all or a portion of its organizational costs, which will be deferred and amortized over the life of the Trust.

NOTE 2 - PORTFOLIO

Unrealized Appreciation and Depreciation - An analysis of net unrealized appreciation (depreciation) at December 31, 1997 is as follows:

                                    First of
                                    Michigan
                                 Real Estate
                                  Income and
                                      Growth
                                       Trust
                            ----------------
Unrealized Appreciation     $      1,597,476
Unrealized Depreciation             (171,912)
                            ----------------
                            $      1,425,564
                            ================

NOTE 3 - OTHER

Marketability - Although it is not obligated to do so, the Sponsor intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the portfolio of the Trust valued as described in Note 1, plus accumulated dividends to the date of settlement. If the supply of Units exceeds demand, or for other business reasons, the Sponsor may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such Units to the Trustee for redemption at the redemption price.

Cost to Investors - The cost to original investors was based on the underlying value of the Securities per Unit on the date of an investor's purchase, plus a sales charge of 4.9% of the public offering price which is equivalent to 5.152% of the aggregate underlying value of the Securities. The secondary market cost to investors is based on the determination of the underlying value of the Securities per Unit on the date of an investor's purchase plus a sales charge of 4.9% of the public offering price which is 5.152% of the underlying value of the Securities. Effective on each February 27, commencing February 27, 1997, the secondary sales charge will decrease by .5 of 1% to a minimum sales charge of 3.5%.

Compensation of Evaluator and Supervisor - the Supervisor receives a fee for providing portfolio supervisory services for the Trust ($.0025 per Unit, not to exceed the aggregate cost of the Supervisor for providing such services to all applicable Trusts). The Evaluator receives an annual fee for regularly evaluating the Trust's portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer
Price Index.

NOTE 4 - REDEMPTION OF UNITS

During the period ended December 31, 1996 and the year ended December 31, 1997, 0 Units and 44,167 Units, respectively, were presented for redemption.

         FIRST OF MICHIGAN REAL ESTATE INCOME AND GROWTH TRUST, SERIES 1

                                                             PROSPECTUS PART TWO
--------------------------------------------------------------------------------
   THE TRUST. First of Michigan Financial Institutions Trust, Series 1 and Series 2 (the "Trusts") are separate unit investment trusts which are contained in Series 11 and Series 17, respectively, of the Van Kampen American Capital Equity Opportunity Trust. Each Trust offers investors the opportunity to purchase Units representing proportionate interests in a fixed, diversified portfolio of common stocks issued by financial institutions headquartered in the states of Michigan, Illinois, Indiana and Ohio (the "Equity Securities"). Unless terminated earlier, each Trust will terminate on the Mandatory Termination Date set forth under "Summary of Essential Financial Information" in Part One and any Equity Securities then held will, within a reasonable time thereafter, be liquidated or distributed by the Trustee. Any Equity Securities liquidated at termination will be sold at the then current market value for such Equity Securities; therefore, the amount distributable in cash to a Unitholder upon termination may be more or less than the amount such Unitholder paid for his or her Units.

   OBJECTIVES OF THE TRUST. The objectives of the Trusts are to provide the potential for capital appreciation and income by investing in a portfolio of common stocks issued by financial institutions incorporated or headquartered in the states of Michigan, Illinois, Indiana and Ohio. See "Portfolio" in Part One. Each Unit of a Trust represents an undivided fractional interest in all the Equity Securities deposited in such Trust. There is, of course, no guarantee that the objectives of a Trust will be achieved.

   PUBLIC OFFERING PRICE. The secondary market Public Offering Price of each Trust will include the aggregate underlying value of the Securities in such Trust, the applicable sales charge as described herein, and cash, if any, in the Income and Capital Accounts held or owned by such Trust. The minimum purchase is 200 Units (100 Units for a tax-sheltered retirement plan). See "Public Offering."

   DIVIDEND AND CAPITAL DISTRIBUTIONS. Distributions of dividends and capital, if any, received by a Trust will be paid in cash on the applicable distribution date to Unitholders of record on the record date as set forth in the "Summary of Essential Financial Information" in Part One. Any distribution of income and/or capital will be net of the expenses of the Trusts. See "Tax Status." Additionally, upon termination of a Trust, the Trustee will distribute, upon surrender of Units for redemption, to each Unitholder his pro rata share of such Trust's assets, less expenses, in the manner set forth under "Rights of Unitholders--Distributions of Income and Capital."

   SECONDARY MARKET FOR UNITS. Although not obligated to do so, the Managing Underwriter intends to maintain a market for Units of a Trust and offer to repurchase such Units at prices which are based on the aggregate underlying value of Equity Securities in the Trust (generally determined by the closing sale or bid prices of the Equity Securities), plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. If a secondary market is not maintained, a Unitholder may redeem Units through redemption at prices based upon the aggregate underlying value of the Equity Securities in a Trust (generally determined by the closing sale or bid prices of the Equity Securities), plus or minus a pro rata share of cash, if any, in the Capital and Income Accounts of the Trust. See "Rights of Unitholders--Redemption of Units."

      NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN ACCOMPANIED BY PART ONE.
                      BOTH PARTS OF THIS PROSPECTUS SHOULD
              BE RETAINED FOR FUTURE REFERENCE. THIS PROSPECTUS IS
                  DATED AS OF THE DATE OF THE PROSPECTUS PART I
                      ACCOMPANYING THIS PROSPECTUS PART II.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   TERMINATION. Commencing on the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sale of the Securities. At least 60 days prior to the Mandatory Termination Date the Trustee will provide written notice thereof to all Unitholders and will include with such notice a form to enable Unitholders to elect a distribution of shares of Securities if such Unitholder owns at least 2,500 Units of the Trust rather than to receive payment in cash for such Unitholder's pro rata share of the amounts realized upon the disposition by the Trustee of Securities. All Unitholders will receive cash in lieu of any fractional shares. To be effective, the election form, and other documentation required by the Trustee, must be returned to the Trustee at least ten business days prior to the Mandatory Termination Date. Unitholders not electing a distribution of shares of Securities will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust is terminated. See "Trust Administration--Amendment or Termination."

   REINVESTMENT OPTION. Unitholders have the opportunity to have their distributions reinvested into an open-end management investment company as described herein. See "Rights of Unitholders--Reinvestment Option."

   RISK FACTORS. An investment in the Trust should be made with an understanding of the risks associated therewith, including, among other factors, the possible deterioration of either the financial condition of the issuers or the general condition of the stock market, volatile interest rates, economic recession and the condition of the real estate market. The Trust is not actively managed and Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. Units of the Trust are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency and involve investment risk, including the possible loss of principal. See "Risk Factors."

THE TRUST

   Van Kampen American Capital Equity Opportunity Trust, Series 27 is comprised of one unit investment trust, First of Michigan Real Estate Income and Growth Trust, Series 1 (the "Trust"). The Trust was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen American Capital Distributors, Inc., as Sponsor, American Portfolio Evaluation Services, a division of Van Kampen American Capital Investment Advisory Corp., as Evaluator, First of Michigan Corporation, as Supervisor and The Bank of New York, as Trustee.

   The Trust may be an appropriate medium for investors who desire to participate in a diversified portfolio of common stocks issued by publicly traded equity real estate investment trusts. Diversification of assets in the Trust will not eliminate the risk of loss always inherent in the ownership of securities. For a breakdown of the portfolio see "Trust Portfolio."

   On the Initial Date of Deposit, the Sponsor deposited with the Trustee Securities including delivery statements relating to contracts for the purchase of certain such Securities and an irrevocable letter of credit issued by a financial institution in the amount required for such purchases. Thereafter, the Trustee, in exchange for such Securities (and contracts) so deposited, delivered to the Sponsor documentation evidencing the ownership of Units of the Trust. Unless otherwise terminated as provided in the Trust Agreement, the Trust will terminate on the Mandatory Termination Date and Securities then held will within a reasonable time thereafter be liquidated or distributed by the Trustee.

   Each Unit of the Trust initially offered represents an undivided interest in the Trust. To the extent that any Units are redeemed by the Trustee, the fractional undivided interest in the Trust represented by each unredeemed Unit will increase accordingly, although the actual interest in the Trust represented by such fraction will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Managing Underwriter, or until the termination of the Trust Agreement.

OBJECTIVES AND SECURITIES SELECTION

   The objectives of the Trust are to provide investors with the potential for income and capital appreciation. The portfolio is described under "Trust Portfolio" herein and "Portfolio" in Prospectus Part One. The Securities were selected by First of Michigan Corporation, the Managing Underwriter and Supervisor. In selecting the Securities, the Managing Underwriter considered the following factors, among others: (1) the degree to which dividends are protected based on current FFO (funds from operation), FAD (funds available for distribution) and FFO and FAD growth estimates; (2) diversification of the Trust portfolio based on real estate sectors; (3) the degree to which the Security provides diversity and market liquidity without becoming unmanageable or severely diluting the effect of its performance in relation to the Trust portfolio; (4) the Security offers an attractive investment based on (a) valuation factors (such as price/FFO ratio, dividend yield, dividend to FFO and FAD, and dividend growth potential) and (b) operating fundamentals (such as vacancy rates, revenue growth, debt levels and debt to equity ratios); and (5) the position of the issuer within its real estate sector. In selecting the Securities, the Managing Underwriter considered the degree to which the portfolio of the Trust provides diversification among the types of underlying properties owned by the REITs and the geographic location of such properties. In selecting the Securities, First of Michigan also selected only REITs that have had dividend increases in the last year (the average of such increases for all Securities being over 5%). First of Michigan believes that the potential exists for further increases in dividend levels and that the REITs appear to be well positioned to experience an increase in FFO (funds from operations) growth. Based on First of Michigan FFO estimates, the REITs are selling at approximately eleven times such estimates.

   Other than owning a primary residence, individual investors often have few practical opportunities to invest in the real estate market. The Trust seeks to offer a more affordable, practical and liquid alternative to owning individual properties. The Trustportfolio seeks to provide greater diversification in several respects: each REIT in the portfolio is operated by a different management team; various regions of the country -- each with its own economic conditions and cycles -- are represented in the Trust's portfolio; and different REITs specialize in different sectors, such as apartment complexes, office buildings, shopping malls, industrial parks and hotels. First of Michigan believes that income-oriented investors should consider a diversified portfolio of REITs, such as the Trust, for a variety of reasons: potential for high current yields are available providing dividend income and a degree of protection in declining markets; solid dividend growth is possible due to recent strength in industry earnings (funds from operations); and REIT stock valuations are currently low relative to the yield on U.S. Treasury securities, providing the potential for capital appreciation.

   An investor will be subjected to taxation on the dividend income received from the Trust and on gains from the sale or liquidation of Securities (see "Tax Status"). Investors should be aware that there is not any guarantee that the objectives of the Trust will be achieved because they are subject to the continuing ability of the respective Security issuers to continue to declare and pay dividends and because the market value of the Securities can be affected by a variety of factors. The Securities may be especially susceptible to general stock market movements and to volatile increases and decreases in value as market confidence in and perceptions of the issuers change. Investors should be aware that there can be no assurance that the value of the underlying Securities will increase or that the issuers of the Securities will pay dividends on outstanding common shares. Any distributions of income will generally depend upon the declaration of dividends by the issuers of the Securities and the declaration of any dividends depends upon several factors including the financial condition of the issuers and general economic conditions.

   Investors should be aware that the Trust is not a "managed" fund and as a result the adverse financial condition of a company under extraordinary circumstances may result in its elimination from the portfolio (see "Trust Administration--Portfolio Administration"). In addition, Securities will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation. Investors should note in particular that the Securities were selected by the Managing Underwriter prior to the Initial Date of Deposit. Neither the Sponsor nor the Trustee have participated in the selection of the Securities or in establishing the criteria utilized in such selection. There can be no assurance that the objectives of the Trust, expected yields, growth in dividends or growth in funds from operations will be achieved. The Trust may continue to purchase or hold Securities originally selected through this process even though the evaluation of the attractiveness of the Securities may have changed and, if the evaluation were performed again at that time, the Securities would not be selected for the Trust.

TRUST PORTFOLIO

   The Trust consists of Securities issued by publicly traded equity real estate investment trusts. The Securities are all listed on a national securities exchange, the NASDAQ National Market System or traded in the over-the-counter market. Each of the Securities included in the portfolio were selected based upon those factors referred to under "Objectives and Securities Selection" above.

   GENERAL. The Trust consists of such of the Securities listed under "Portfolio" in Prospectus Part One as may continue to be held from time to time in the Trust and any additional Securities acquired and held by the Trust pursuant to the provisions of the Trust Agreement together with cash held in the Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities. However, should any contract for the purchase of any of the Securities initially deposited hereunder fail, the Sponsor will, unless substantially all of the moneys held in the Trust to cover such purchase are reinvested in substitute Securities in accordance with the Trust Agreement, refund the cash and sales charge attributable to such failed contract to all Unitholders on the next distribution date.

   Because certain of the Securities from time to time may be sold under certain circumstances described herein, and because the proceeds from such events will be distributed to Unitholders and will not be reinvested, no assurance can be given that the Trust will retain for any length of time its present size and composition. Although the portfolio is not managed, the Sponsor may instruct the Trustee to sell Securities under certain limited circumstances. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other property acquired in exchange for Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by the Trust, they may be accepted for deposit in the Trust and either sold by the Trustee or held in the Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Supervisor). See "Trust Administration--Portfolio Administration." Securities, however, will not be sold by the Trust to take advantage of market fluctuations or changes in anticipated rates of appreciation or depreciation.

   Unitholders will be unable to dispose of any of the Securities as such and will not be able to vote the Securities. As the holder of the Securities, the Trustee will have the right to vote all of the voting stocks in the Trust and will vote such stocks in accordance with the instructions of the Sponsor. In the absence of any such instructions by the Sponsor, the Trustee will vote such stocks so as to insure that the stocks are voted as closely as possible in the same manner and the same general proportion as are shares held by owners other than the Trust.

   The Managing Underwriter may have acquired the Securities for the Sponsor. The Managing Underwriter in its general securities business acts as agent or principal in connection with the purchase and sale of Securities, including the Securities in the Trust, and may act as a market maker in certain of the Securities. The Managing Underwriter may also, from time to time, issue reports on and make recommendations relating to securities, which may include the Securities. From time to time the Managing Underwriter may act as investment banker or an employee or affiliate may be a director of a company whose shares are included among the Securities; nonpublic information concerning such a company would not be disclosed to the Managing Underwriter or for the benefit of the Trust under such circumstances.

 RISK FACTORS

   REAL ESTATE INVESTMENT TRUSTS. An investment in the Trust should be make with an understanding of the risks inherent in an investment in REITs specifically and in real estate generally (in addition to securities market risks). REITs are financial vehicles that have as their objective the pooling of capital from a number of investors in order to participate directly in real estate ownership or financing. REITs are generally fully integrated operating companies that have interests in income-producing real estate. REITs are differentiated by the types of real estate properties held and the actual geographic location of properties and fall into two major categories: equity REITs emphasize direct property investment, holding their invested assets primarily in the ownership of real estate or other equity interests, while mortgage REITs concentrate on real estate financing, holding their assets primarily in mortgages secured by real estate. As of the Initial Date of Deposit, the Trust contains only equity REITs. REITs obtain capital funds for investment in underlying real estate assets by selling debt or equity securities on the public or institutional capital markets or by bank borrowing. Thus, the returns on common equities of the REITs in which the Trust invests will be significantly affected by changes in costs of capital and, particularly in the case of highly "leveraged" REITs (i.e., those with large amounts of borrowings outstanding) by changes in the level of interest rates. The objective of an equity REIT is to purchase income-producing real estate properties in order to generate high levels of cash flow from rental income and a gradual asset appreciation, and they typically invest in properties such as office, retail, industrial, hotel and apartment buildings and health care facilities.

   REITs are a creation of the tax law. REITs essentially operate as a corporation or business trust with the advantage of exemption from corporate income taxes provided the REIT satisfies the requirements of Sections 856 through 860 of the Internal Revenue Code. The major tests for tax-qualified status are that the REIT (i) be managed by one or more trustees or directors,
(ii) issue shares of transferable interest to its owners, (iii) have at least 100 shareholders, (iv) have no more than 50% of the shares held by five or fewer individuals, (v) invest substantially all of its capital in real estate related assets and derive substantially all of its gross income from real estate related assets and (vi) distributed at least 95% of its taxable income to its shareholders each year. If any REIT in the Trust's portfolio should fail to qualify for such tax status, the related shareholders (including the Trust) could be adversely affected by the resulting tax consequences.

   The underlying value of the Securities and the Trust's ability to make distributions to Unitholders may be adversely affected by changes in national economic conditions, changes in local market conditions due to changes in general or local economic conditions and neighborhood characteristics, increased competition from other properties, obsolescence of property, changes in the availability, cost and terms of mortgage funds, the impact of present or future environmental legislation and compliance with environmental laws, the ongoing need for capital improvements, particularly in older properties, changes in real estate tax rates and other operating expenses, regulatory and economic impediments to raising rents, adverse changes in governmental rules and fiscal policies, dependency on management skill, civil unrest, acts of God, including earthquakes and other natural disasters (which may result in uninsured losses), acts of war, adverse changes in zoning laws, and other factors which are beyond the control of the issuers of the REITs in the Trust.

   The value of the REITs may at times be particularly sensitive to devaluation in the event of rising interest rates. Equity REITs are less likely to be affected by interest rate fluctuations than mortgage REITs and the nature of the underlying assets of an equity REIT may be considered more tangible than that of a mortgage REIT. Equity REITs are more likely to be adversely affected by changes in the value of the underlying property it owns than mortgage REITs.

   REITs may concentrate investments in specific geographic areas or in specific property types, i.e., hotels, shopping malls, residential complexes, and office buildings. The impact of economic conditions on REITs can also be expected to vary with geographic location and property type. Investors should be aware the REITs may not be diversified and are subject to the risks of financing projects. REITs are also subject to defaults by borrowers, self-liquidation, the market's perception of the REIT industry generally, and the possibility of failing to qualify for pass-through of income under the Internal Revenue Code, and to maintain exemption from the Investment Company Act of 1940. A default by a borrower or lessee may cause the REIT to experience delays in enforcing its right as mortgagee or lessor and to incur significant costs related to protecting its investments. In addition, because real estate generally is subject to real property taxes the REITs in the Trust may be adversely affected by increases or decreases in property tax rates and assessments or reassessments of the properties underlying the REITs by taxing authorities. Futhermore, because real estate is relatively illiquid, the ability of REITs to vary their portfolios in response to changes in economic and other conditions may be limited and may adversely affect the value of the Units. There can be no assurance that any REIT will be able to dispose of its underlying real estate assets when advantageous or necessary. In an effort to reduce the impact of the risks discussed above, the Managing Underwriter has selected REITs that are diversified among various real estate sectors and geographic locations.

   The issuer of REITs generally maintains comprehensive insurance on presently owned and subsequently acquired real property assets, including liability, fire and extended coverage. However, certain types of losses may be uninsurable or not be economically insurable as to which the underlying properties are at risk in their particular locales. There can be no assurance that insurance coverage will be sufficient to pay the full current market value or current replacement cost of any lost investment. Various factors might make it impracticable to use insurance proceeds to replace a facility after it has been damaged or destroyed. Under such circumstances, the insurance proceeds received by a REIT might not be adequate to restore its economic position with respect to such property.

   Under various environmental laws, a current or previous owner or operator of real property may be liable for the costs of removal or remediation of hazardous or toxic substances on, under or in such property. Such laws often impose liability whether or not the owner or operator caused or knew of the presence of such hazardous or toxic substances and whether or not the storage of such substances was in violation of a tenant's lease. In addition, the presence of hazardous or toxic substances, or the failure to remediate such property properly, may adversely affect the owner's ability to borrow using such real property as collateral. No assurance can be given that one or more of the REITs in the Trust may not be presently liable or potentially liable for any such costs in connection with real estate assets they presently own or subsequently acquire while such REITs are held in the Trust.

   GENERAL. An investment in Units should be made with an understanding of the risks which an investment in common stocks entail, including the risk that the financial condition of the issuers of the Securities or the general condition of the common stock market may worsen and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. The perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trust have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Securities may be expected to fluctuate over the life of the Trust to values higher or lower than those prevailing on the Initial Date of Deposit.

   Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, generally have inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights of liquidation which are senior to those of common stockholders.

TAX STATUS

   The following is a general discussion of certain of the federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986 (the "Code"). Unitholders should consult their tax advisers in determining the federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in the Trust. For purposes of the following discussion and opinion, it is assumed that each Security is considered a share of a real estate investment trust as defined in the Code.

   In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

   1. The Trust is not an association taxable as a corporation for federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata share of income derived from each Trust asset when such income is considered to be received by the Trust.

   2. Each Unitholder will have a taxable event when the Trust disposes of a Security (whether by sale, taxable exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unitholder. The price a Unitholder pays for his Units is allocated among his pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the valuation date nearest the date the Unitholder purchase his Units) in order to determine his tax basis for his pro rata portion of each Security held by the Trust. Unitholders should consult their own tax advisers with regard to calculation of basis. For federal income tax purposes, a Unitholder's pro rata portion of dividends (other than capital gains dividends of a REIT, as described below) as defined by Section 316 of the Code paid with respect to a Security held by the Trust is taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits." A Unitholder's pro rata portion of dividends paid on such Security which exceeds such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Security shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unitholder has held his or her Units. The issuers of the Securities intend to qualify under special Federal income tax rules as "real estate investment trusts" (each a "REIT," shares of such issuers held by the Trust shall be referred to collectively as the "REIT Shares"). Because Unitholders are deemed to directly own a pro rata portion of the REIT Shares as discussed above, Unitholders are advised to consult their tax advisers for information relating to the tax consequences owning the REIT Shares. Provided an issuer qualifies as a REIT, certain distributions by such issuers on the REIT Shares may qualify as "capital gain dividends," taxable to shareholders (and, accordingly, to the Unitholders as owners of a pro rata portion of the REIT Shares) as long-term capital gains, regardless of how long a shareholder has owned such shares. In addition, distributions of income or capital gains declared on REIT Shares in October, November or December will be deemed to have been paid to shareholders (and, accordingly, to the Unitholders as owners of a pro rata portion of the REIT Shares) on December 31 of the year they are declared, even when paid by a REIT during the following January and received by shareholders or Unitholders in such following year.

   3. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain (except in the case of a dealer or a financial institution). A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution). Unitholders should consult their tax advisers regarding the recognition of gains and losses for federal income tax purposes, as special rules, described below, apply to a Unitholder's pro rata portion of the REIT Shares.

   DIVIDENDS RECEIVED DEDUCTION. Dividends received on the Securities (so long as such Securities qualify as REIT shares) are not eligible for the dividends received deduction.

   LIMITATIONS ON DEDUCTIBILITY OF TRUST EXPENSES BY UNITHOLDERS. Each Unitholder's pro rata share of each expense paid by the Trust is deductible by the Unitholders to the same extent as if the expense had been paid directly by such Unitholder. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholders may be required to treat some or all of the expenses of the Trust as miscellaneous itemized deductions subject to this limitation.

   RECOGNITION OF TAXABLE GAIN OR LOSS UPON DISPOSITION OF SECURITIES BY THE TRUST OR DISPOSITION OF UNITS. As discussed above, a Unitholder may recognize taxable gain (or loss) when a Security is disposed of by the Trust or if the Unitholder disposes of a Unit. However, any loss realized by a Unitholder with respect to the disposition of his pro rata portion of the REIT Shares, to the extent such Unitholder has owned his Units for less than six months or the Trust has held the REIT Shares for less than six months, will be treated as long-term capital loss to the extent of such Unitholder's pro rata portion of any capital gain dividends received (or deemed to have been received) with respect to the REIT Shares. The Taxpayer Relief Act of 1997 (the "1997 Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) is subject to a maximum marginal stated tax rate of either 28% or 20%, depending upon the holding periods of the capital assets. Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes for determining the holding period of the Unit. Generally, capital gains realized from assets held for more than one year but not more than 18 months are taxed at a maximum marginal stated tax rate of 28% and capital gains realized from assets (with certain exclusions) held for more than 18 months are taxed at a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Further, capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income. Legislation is currently pending that provides the appropriate methodology that should be applied in netting the realized capital gains and losses. Such legislation is proposed to be effective retroactively for tax years ending after May 6, 1997. Note, however, that the 1997 Act provides that the application of the rules described above in the case of pass-through entities such as the REITs will be prescribed in future Treasury Regulations. The Internal Revenue Service has released preliminary guidance which provides that, in general, pass-through entities such as REITs may designate their capital gains dividends as either a 20% rate gain distribution or a 28% rate gain distribution, depending on the nature of the gain received by the pass-through entity. Unitholders should consult their own tax advisrrs as to the tax rate applicable to capital gain dividends.

   In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

   If the Unitholder disposes of a Unit, he is deemed thereby to have disposed of his entire pro rata interest in all assets of the Trust involved including his pro rata portion of all the Securities represented by the Unit. The 1997 Act includes provisions that treat certain other transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period.
Unitholders should consult their own tax advisers with regard to any such constructive sales rules.

   SPECIAL TAX CONSEQUENCES OF IN KIND DISTRIBUTIONS UPON REDEMPTION OF UNITS OR TERMINATION OF THE TRUST. As discuss in "Rights of Unitholders-Redemption of Units," under certain circumstances a Unitholder tendering Units for redemption may request an In Kind Distribution. A Unitholder may also under certain circumstances request an In Kind Distribution upon the termination of the Trust. See "Rights of Unitholders-Redemption of Units". As previously discussed, prior to the redemption of Units or the termination of the Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust assets for federal income tax purposes. The receipt of an In Kind Distribution will result in a Unitholder receiving an undivided interest in whole shares of Securities plus, possibly, cash.

   The potential tax consequences that may occur under an In - Kind Distribution will depend on whether or not a Unitholder receives cash in addition to Securities. A "Security" for this purpose is a particular class of stock issued by a particular REIT. A Unitholder will not recognize gain or loss if a Unitholder only receives Securities in exchange for his or her pro rata portion in the Securities held by the Trust. However, if a Unitholder also receives cash in exchange for a fractional share of a Security held by the Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his tax basis in such fractional share of a Security held by the Trust.

   Because the Trust will own many Securities, a Unitholder who requests an In Kind Distribution will have to analyze the tax consequences with respect to each Security owned by the Trust. If a Unitholder is deemed to recognize gain or loss on the In-Kind Distribution because cash is received in addition to Securities, the amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Security owned by the Trust. Unitholders who request an In Kind Distribution are advised to consult their tax advisers in this regard.

   COMPUTATION OF THE UNITHOLDERS' TAX BASIS. Initially, a Unitholder's tax basis in his Units will generally equal the price paid by such Unitholders for his Units. The cost of the Units is allocated among the Securities held in the Trust in accordance with the proportion of the fair market values of such Securities on the valuation date nearest the date the Units are purchased in order to determine such Unitholder's tax basis for his pro rata portion of each Security.

   A Unitholder's tax basis in his Units and his pro rata portion of a Security held by the Trust will be reduced to the extent dividends paid with respect to such Security are received by the Trust which are not taxable as ordinary income and are not capital gain dividends as described above.

   GENERAL. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified by the Internal Revenue Service that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisers.

   Unitholders will be notified annually of the amount of dividends includable in the Unitholder's gross income and amounts of Trust expenses which may be claimed as itemized deductions.

   The foregoing discussion relates only to United States federal income taxation of Unitholders; Unitholders may be subject to foreign, state and local taxation. Unitholders should consult their tax advisers regarding potential foreign, state and local taxation with respect to the Units, and foreign investors should consult their tax advisers with respect to United States tax consequences of ownership of Units.

   Unitholders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker-dealers for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established.

   In the opinion of special counsel to the Trust for New York tax matters, the Trust is not an association taxable as a corporation and the income of the Trust will be treated as the income of the Unitholders under the existing income tax laws of the State and City of New York.

TRUST OPERATING EXPENSES

   COMPENSATION OF SPONSOR, EVALUATOR AND MANAGING UNDERWRITER. The Sponsor will not receive any fees in connection with its activities relating to the Trust. The Evaluator shall receive that evaluation fee, payable in any month incurred, set forth under "Summary of Essential Financial Information" in Prospectus Part One (which is based on the number of Units outstanding on January 1 of each year for which such compensation relates except) for regularly evaluating the Trust portfolio. Such fee may exceed the actual cost of providing such evaluation services for this Trust, but at no time will the total amount paid to the Evaluator for providing evaluation services to unit investment trusts of which Van Kampen American Capital Distributors, Inc. acts as Sponsor in any calendar year exceed the aggregate cost to the Evaluator of supplying such services in such year. The Managing Underwriter, in its capacity as Supervisor, will receive an annual supervisory fee, payable in monthly installments, which is not to exceed the amount set forth under "Summary of Essential Financial Information" in Prospectus Part One (which is based on the number of Units outstanding on January 1 of each year for which such compensation relates) for providing portfolio supervisory services for the Trust. Such fee may exceed the actual cost of providing such supervision services for this Trust, but at no time will the total amount paid to the Supervisor for providing portfolio supervision services to unit investment trusts for which First of Michigan Corporation is the principal underwriter in any calendar year exceed the aggregate cost to the Supervisor of supplying such services in such year. Both of the foregoing fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. Such fees will be paid as described under "General" below. The Sponsor and the Managing Underwriter will receive sales commissions and may realize other profits (or losses) in connection with the sale of Units and the deposit of the Securities as described under "Public Offering--Sponsor and Managing Underwriter Compensation."

   TRUSTEE'S FEE. For its services the Trustee will receive an annual fee from the Trust as set forth under "Summary of Essential Financial Information" in Prospectus Part One (which amount is based on the number of Units outstanding on January 1 of each year for which such compensation relates). The Trustee's fees are payable in monthly installments on or before the twenty-fifth day of each month as described under "General" below. The Trustee benefits to the extent there are funds for future distributions, payment of expenses and redemptions in the Capital and Income Accounts since these accounts are non-interest bearing and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to the Trust is expected to result from the use of these funds. Such fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index published by the United States Department of Labor or, if such category is no longer published, in a comparable category. For a discussion of the services rendered by the Trustee pursuant to its obligations under the Trust Agreement, see "Rights of Unitholders--Reports Provided" and "Trust Administration."

   MISCELLANEOUS EXPENSES. Expenses incurred in establishing the Trust, including the cost of the initial preparation of documents relating to the Trust (including the Prospectus, Trust Agreement and certificates), federal and state registration fees, the initial fees and expenses of the Trustee, legal and accounting expenses, payment of closing fees and any other out-of-pocket expenses, will be paid by the Trust and amortized over the life of the Trust. The following additional charges are or may be incurred by the Trust: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Trust, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Trust and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Trust without gross negligence, bad faith or wilful misconduct on its part and (g) expenditures incurred in contacting Unitholders upon termination of the Trust. Such expenses will be paid as described under "General"below.

   GENERAL. The fees and expenses set forth herein are payable out of the Income Account of the Trust or, if insufficient, from the Capital Account. When such fees and expenses are paid by or owing to the Trustee, they are secured by a lien on the Trust's portfolio. Since the Securities are all common stocks, and the income stream produced by dividend payments is unpredictable, the Sponsor cannot provide any assurance that dividends will be sufficient to meet any or all expenses of the Trust. If the balances in the Income and Capital Accounts are insufficient to provide for amounts payable by the Trust, the Trustee has the power to sell Securities to pay such amounts. These sales may result in capital gains or losses to Unitholders. See "Tax Status."

 PUBLIC OFFERING

   GENERAL. Units are offered at the Public Offering Price. The secondary market public offering price is based on the aggregate underlying value of the Securities in the Trust, an applicable sales charge (which will be reduce by .5 of 1% on each February 27 commencing February 27, 1997, to a minimum sales charge of 3.5%), and cash, if any, in the Income and Capital Accounts held or owned by the Trust.

   Any sales charge reduction will primarily be the responsibility of the selling Managing Underwriter, broker, dealer or agent. Registered representatives of the Managing Underwriter may purchase Units of the Trust at the current Public Offering Price less the dealer's concession for secondary market transactions. Registered representatives of selling brokers, dealers, or agents may purchase Units of the Trust at the current Public Offering Price less the dealer's concession for secondary market transactions.

   OFFERING PRICE. The Public Offering Price of the Units will vary from the amounts stated under "Summary of Essential Financial Information" in Prospectus Part One in accordance with fluctuations in the prices of the underlying Securities in the Trust.

   As indicated above, the price of the Units was established by adding to the determination of the aggregate underlying value of the Securities an amount initially equal to 4.712% of such value and dividing the sum so obtained by the number of Units in the Trust outstanding. In addition, the Public Offering Price per Unit shall include the proportionate share of any cash held in the Income and Capital Accounts. This computation produced a gross underwriting profit initially equal to 4.5% of the Public Offering Price. Such price determination as of the close of business on the day before the Initial Date of Deposit was made on the basis of an evaluation of the Securities in the Trust prepared by Interactive Data Corporation, a firm regularly engaged in the business of evaluating, quoting or appraising comparable securities. Thereafter, the Evaluator on each business day will appraise or cause to be appraised the value of the underlying Securities as of the Evaluation Time on days the New York Stock Exchange is open and will adjust the Public Offering Price of the Units commensurate with such valuation. Such Public Offering Price will be effective for all orders received prior to the Evaluation Time on each such day. Orders received by the Trustee or Managing Underwriter for purchases, sales or redemptions after that time, or on a day when the New York Stock Exchange is closed, will be held until the next determination of price.

   The aggregate underlying value of the Securities is determined on each business day by the Evaluator in the following manner: if the Securities are listed on a national securities exchange, this evaluation is generally based on the closing sale prices on that exchange (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange, the evaluation shall generally be based on the current bid prices on the over-the-counter market (unless it is determined that these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable, the evaluation is generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or (c) by any combination of the above.

   In offering the Units to the public, neither the Sponsor, the Managing Underwriter nor any broker-dealers are recommending any of the individual Securities in the Trust but rather the entire pool of Securities, taken as a whole, which are represented by the Units.

   UNIT DISTRIBUTION. Units repurchased in the secondary market, if any, may be offered by this Prospectus at the secondary market Public Offering Price in the manner described above.

   The Sponsor intends to qualify the Units for sale in a number of states. Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge (equal to the agency commission referred to above) is retained by or remitted to the banks. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have not indicated that these particular agency transactions are not permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. Any quantity discount provided to investors will be borne by the selling dealer, agent or Managing Underwriter as indicated under "General" above. For secondary market transactions, the dealer concession or agency commission will amount to 70% of the sales charge applicable to the transaction.

   To facilitate the handling of transactions, sales of Units shall normally be limited to transactions involving a minimum of 200 Units (100 Units for a tax-sheltered retirement plan). The Managing Underwriter reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time. Brokers and dealers of the Trust, banks and/or others are eligible to participate in a program in which such firms receive from the Managing Underwriter a nominal award for each of their registered representatives who have sold a minimum number of units of unit investment trusts created by the Managing Underwriter during a specified time period. In addition, at various times the Managing Underwriter may implement other programs under which the sales forces of brokers, dealers, banks and/or others may be eligible to win other nominal awards for certain sales efforts, or under which the Managing Underwriter will reallow to any such brokers, dealers, banks and/or others that sponsor sales contests or recognition programs conforming to criteria established by the Managing Underwriter, or participate in sales programs sponsored by the Managing Underwriter, an amount not exceeding the total applicable sales charges on the sales generated by such person at the public offering price during such programs. Also, the Managing Underwriter in its discretion may from time to time pursuant to objective criteria established by the Managing Underwriter pay fees to qualifying brokers, dealers, banks and/or others for certain services or activities which are primarily intended to result in sales of Units of the Trust. Such payments are made by the Managing Underwriter out of its own assets and not out of the assets of the Trust. These programs will not change the price Unitholders pay for their Units or the amount that the Trust will receive from the Units sold.

   SPONSOR AND MANAGING UNDERWRITER COMPENSATION. The Managing Underwriter will receive a gross sales commission equal to the sales charge imposed on the Units, less any reduced sales charge for quantity purchases as described under "General" above. Any such quantity discounts provided to investors will be borne by the selling dealer or agent.

   In addition, the Managing Underwriter realized a profit or sustained a loss, as the case may be, as a result of the difference between the price paid for the Securities by the Managing Underwriter and the cost of such Securities to the Trust on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities in the Trust portfolio. The Sponsor and the Managing Underwriter may have further realized additional profit or loss as a result of the possible fluctuations in the market value of the Securities in the Trust after a date of deposit, since all proceeds received from the sale of Units (excluding dealer concessions and agency commissions allowed, if any) will be retained by the Sponsor or Managing Underwriter.

   A person will become the owner of the Units on the date of settlement provided payment has been received. Cash, if any, made available to the Sponsor or Managing Underwriter prior to the date of settlement for the purchase of Units may be used in the Sponsor's or Managing Underwriter's business and may be deemed to be a benefit to the Sponsor or Managing Underwriter, subject to the limitations of the Securities Exchange Act of 1934.

   As stated under "Public Market" below, the Managing Underwriter intends to maintain a secondary market for Units of the Trust for the period indicated. In so maintaining a market, the Managing Underwriter or the Sponsor will also realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge). In addition, the Managing Underwriter or the Sponsor will also realize profits or sustain losses resulting from a redemption of such repurchased Units at a price above or below the purchase price for such Units, respectively.

   PUBLIC MARKET. Although it is not obligated to do so, the Managing Underwriter intends to maintain a secondary market for the Units offered hereby and offer continuously to purchase Units at prices subject to change at any time, based upon the aggregate underlying value of the Securities in the Trust (computed as indicated under "Offering Price" above and "Rights of Unitholders--Redemption of Units"). If the supply of Units exceeds demand or if some other business reason warrants it, the Managing Underwriter may either discontinue all purchases of Units or discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units and the Unitholder cannot find another purchaser, a Unitholder desiring to dispose of his Units will be able to dispose of such Units by tendering them to the Trustee for redemption at the Redemption Price. It is the current intention of the Managing Underwriter not to maintain a secondary market in the Trust's final year of existence. A Unitholder who wishes to dispose of his Units should inquire of his broker as to current market prices in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.

   TAX-SHELTERED RETIREMENT PLANS. Units of the Trust are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for the individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The purchase of Units of the Trust may be limited by the plans' provisions and does not itself establish such plans. The minimum purchase in connection with a tax-shelter retirement plan is 100 Units.

RIGHTS OF UNITHOLDERS

   GENERAL. The Trustee is authorized to treat as the record owner of Units that person who is registered as such owner on the books of the Trustee. Ownership of Units of the Trust will be evidenced by book entry unless a Unitholder or the Unitholder's registered broker-dealer makes a written request to the Trustee that ownership be evidenced by certificates. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presentation and surrender of such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign such written request, and such certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate representing the Units to be transferred with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to, or in substitution for, STAMP as may be accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Certificates will be issued in denominations of one Unit or any whole multiple thereof.

   Although no such charge is now made or contemplated, the Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each such transfer of interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   DISTRIBUTIONS OF INCOME AND CAPITAL. Any dividends received by the Trust with respect to the Securities therein are credited by the Trustee to the Income Account. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account.

   The Trustee will distribute any net income with respect to any of the Securities in the Trust on or about the Income Account Distribution Dates to Unitholders of record on the preceding Income Account Record Dates. See "Summary of Essential Financial Information" in Prospectus Part One. Proceeds received on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will (except as hereinafter provided) be distributed annually on the Capital Account Distribution Date to Unitholders of record on the preceding Capital Account Record Date. Proceeds received from the disposition of any of the Securities after a record date and prior to the following distribution date will be held in the Capital Account of the Trust and not distributed until the next distribution date applicable to such Capital Account. Proceeds received on the sale of any Securities in the Trust, to the extent not used to meet redemptions of Units or pay expenses, will, however, be distributed on the twenty-fifth day of each month to holders of record on the tenth day of such month if the amount available for distribution equals at least $0.01 per Unit. The Trustee is not required to pay interest on funds held in the Capital or Income Accounts (but may itself earn interest thereon and therefore benefits from the use of such funds).

   The distribution to Unitholders as of each record date will be made on the following distribution date or shortly thereafter and shall consist of each Unitholder's pro rata share of the cash in the Income Account after deducting estimated expenses. Because dividends are not received by the Trust at a constant rate throughout the year, such distributions to Unitholders are expected to fluctuate from distribution to distribution. Persons who purchase Units will commence receiving distributions only after such person becomes a record owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker-dealer.

   Each month the Trustee will deduct from the Income Account and, to the extent funds are not sufficient therein, from the Capital Account, amounts necessary to pay the expenses of the Trust (as determined on the basis set forth under "Trust Operating Expenses"). The Trustee also may withdraw from said accounts such amounts, if any, as it deems necessary to establish a reserve for any governmental charges payable out of the Trust. Amounts so withdrawn shall not be considered a part of the Trust's assets until such time as the Trustee shall return all or any part of such amounts to the accounts. In addition, the Trustee may withdraw from the Income and Capital Accounts such amounts as may be necessary to cover redemptions of Units.

   REINVESTMENT OPTION. Unitholders may elect to have each distribution of interest income, capital gains and/or principal on their Units automatically reinvested in shares of certain Van Kampen American Capital mutual funds or Morgan Stanley which are registered in the Unitholder's state of residence. Such mutual funds are hereinafter collectively referred to as the "Reinvestment Funds".

   Each Reinvestment Fund has investment objectives which differ in certain respects from those of the Trusts. The prospects relating to each Reinvestment Fund describes the investment policies of such fund and sets forth the procedures to follow to commence reinvestment. A Unitholder may obtain a prospectus for the respective Reinvestment Funds from Van Kampen American Capital Distributors, Inc. at One Parkview Plaza, Oakbrook Terrace, Illinois 60181. Texas residents who desire to reinvest may request that a broker-dealer registered in Texas send the prospectus relating to the respective fund.

   After becoming a participant in a reinvestment plan, each distribution of interest income, capital gains and/or principal on the participant's Units will, on the applicable distribution date, automatically be applied, as directed by such person, as of such distribution date by the Trustee to purchase shares (or fractions thereof) of the applicable Reinvestment Fund at a net asset value as computed as of the close of trading on the New York Stock Exchange on such date. Unitholders with an existing Guaranteed Reinvestment Option (GRO) Program account (whereby a sales charge is imposed on distribution reinvestments) may transfer their existing account into a new GRO account which allows purchases of Reinvestment Fund shares at net asset value as described above. Confirmations of all reinvestments by a Unitholder into a Reinvestment Fund will be mailed to the Unitholder by such Reinvestment Fund.

   A participant may at any time prior to five days preceding the next succeeding distribution date, by so notifying the Trustee in writing, elect to terminate his or her reinvestment plan and receive future distributions on his or her Units in cash. There will be no charge or other penalty for such termination. The Sponsor, each Reinvestment Fund, and its investment advisor shall have the right to suspend or terminate the reinvestment plan at any time.

   REPORTS PROVIDED. The Trustee shall furnish Unitholders in connection with each distribution a statement of the amount of income and the amount of other receipts (received since the preceding distribution), if any, being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit outstanding. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a registered Unitholder of the Trust a statement (i) as to the Income Account: income received, deductions for applicable taxes and for fees and expenses of the Trust, for redemptions of Units, if any, and the balance remaining after such distributions and deductions, expressed in each case both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (ii) as to the Capital Account: the dates of disposition of any Securities and the net proceeds received therefrom, deductions for payment of applicable taxes, fees and expenses of the Trust held for distribution to Unitholders of record as of a date prior to the determination and the balance remaining after such distributions and deductions expressed both as a total dollar amount and as a dollar amount representing the pro rata share of each Unit outstanding on the last business day of such calendar year; (iii) a list of the Securities held by the Trust and the number of Units outstanding on the last business day of such calendar year; (iv) the Redemption Price per Unit based upon the last computation thereof made during such calendar year; and (v) amounts actually distributed during such calendar year from the Income and Capital Accounts, separately stated, expressed as total dollar amounts.

   In order to comply with federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trust furnished to it by the Evaluator.

   REDEMPTION OF UNITS. A Unitholder may redeem all or a portion of his or her Units by tender to the Trustee at its Unit Investment Trust Division, 101 Barclay Street, 20th Floor, New York, New York 10286 of a request for redemption duly endorsed or accompanied by proper instruments of transfer with signature guaranteed as described above and by payment of applicable governmental charges, if any. No redemption fee will be charged. On the third business day following such tender the Unitholder will be entitled to receive in cash (unless the redeeming Unitholder elects an "In Kind Distribution" as described below) an amount for each Unit equal to the Redemption Price per Unit next computed after receipt by the Trustee of such tender of Units as of the Evaluation Time set forth under "Summary of Essential Financial Information" in Prospectus Part One. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received after the applicable Evaluation Time the date of tender is the next day on which such Exchange is open for trading and such Units will be deemed to have been tendered to the Trustee on such day for redemption at the redemption price computed on that day.

   The Trustee is empowered to sell Securities of the Trust in order to make funds available for redemption if funds are not otherwise available in the Capital and Income Accounts to meet redemptions. The Securities to be sold will be selected by the Trustee from those designated on a current list provided by the Supervisor for this purpose. Units so redeemed shall be cancelled.

   Unitholders in the Trust tendering 2,500 or more Units for redemption may request from the Trustee in lieu of a cash redemption a distribution in kind ("In Kind Distribution") of an amount and value of Securities per Unit equal to the Redemption Price per Unit as determined as of the next evaluation following the tender. An In Kind Distribution on redemption of Units will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. The tendering Unitholder will receive his pro rata number of whole shares of each of the Securities comprising the Trust portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unitholder is entitled. The Trustee may adjust the number of shares of any issue of Securities included in a Unitholder's In Kind Distribution to facilitate the distribution of whole shares, such adjustment to be made on the basis of the value of the Securities on the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Securities according to the criteria discussed above.

   To the extent that Securities are redeemed in kind or sold, the size of the Trust will be, and the diversity of the Trust may be, reduced. Sales may be required at a time when the Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities in the portfolio at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an In Kind Distribution. See "Tax Status."

   The Redemption Price per Unit (as well as the secondary market Public Offering Price) will be determined on the basis of the aggregate underlying value of the Securities in the Trust, plus or minus cash, if any, in the Income and Capital Accounts of the Trust. On the Initial Date of Deposit, the Public Offering Price per Unit (which includes the sales charge) exceeded the values at which Units could have been redeemed by the amounts shown under "Summary of Essential Financial Information" in Prospectus Part One. The Redemption Price per Unit is the pro rata share of each Unit in the Trust determined on the basis of (i) the cash on hand (ii) the value of the Securities and (iii) dividends receivable on the Securities trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Trust and (b) the accrued expenses of the Trust. The Evaluator may determine the value of the Securities in the following manner: if the Securities are listed on a national securities exchange, this evaluation is generally based on the closing sale prices on that exchange (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefore is other than on the exchange, the evaluation shall generally be based on the current bid price on the over-the-counter market (unless these prices are inappropriate as a basis for evaluation). If current bid prices are unavailable or inappropriate as a basis for valuation, the evaluations generally determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or (c) by any combination of the above.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the Securities and Exchange Commission determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities in the Trust is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit.

 TRUST ADMINISTRATION

   MANAGING UNDERWRITER PURCHASES OF UNITS. The Trustee shall notify the Managing Underwriter of any Units tendered for redemption. If the Managing Underwriter's bid in the secondary market at that time equals or exceeds the Redemption Price per Unit, it may purchase such Units by notifying the Trustee before the close of business on the next succeeding business day and by making payment therefor to the Unitholder not later than the day on which the Units would otherwise have been redeemed by the Trustee. Units held by the Managing Underwriter may be tendered to the Trustee for redemption as any other Units.

   The offering price of any Units acquired by the Managing Underwriter will be in accord with the Public Offering Price described in the then currently effective prospectus describing such Units. Any profit resulting from the resale of such Units will belong to the Managing Underwriter which likewise will bear any loss resulting from a lower offering or redemption price subsequent to its acquisition of such Units.

   PORTFOLIO ADMINISTRATION. The portfolio of the Trust is not "managed" by the Sponsor, Supervisor or the Trustee; their activities described herein are governed solely by the provisions of the Trust Agreement. Traditional methods of investment management for a managed fund typically involve frequent changes in a portfolio of securities on the basis of economic, financial and market analyses. While the Trust will not be managed, the Trust Agreement does provide that the Sponsor may (but need not) direct the Trustee to dispose of a Security in certain events such as the issuer having defaulted on the payment on any of its outstanding obligations or the price of a Security has declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor the retention of such Security would be detrimental to the Trust. Pursuant to the Trust Agreement and with limited exceptions, the Trustee may sell any securities or other properties acquired in exchange for Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or property, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by the Trust, they may be accepted for deposit in the Trust and either sold by the Trustee or held in such Trust pursuant to the direction of the Sponsor (who may rely on the advice of the Supervisor). Proceeds from the sale of Securities (or any securities or other property received by the Trust in exchange for Securities) are credited to the Capital Account for distribution to Unitholders or to meet redemptions. Except as stated under "Trust Portfolio--General" for failed securities and as provided in this paragraph, the acquisition by the Trust of any securities other than the Securities is prohibited.

   As indicated under "Rights of Unitholders--Redemption of Units" above, the Trustee may also sell Securities designated by the Supervisor, or if no such designation has been made, in its own discretion, for the purpose of redeeming Units of the Trust tendered for redemption and the payment of expenses.

   The Supervisor, in designating Securities to be sold by the Trustee, will generally make selections in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of individual issues of Securities in the Trust. To the extent this is not practicable, the composition and diversity of the Securities in such Trust may be altered. In order to obtain the best price for the Trust, it may be necessary for the Supervisor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold.

   AMENDMENT OR TERMINATION. The Trust Agreement may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders (as determined in good faith by the Sponsor and the Trustee), provided, however, that the Trust Agreement may not be amended to increase the number of Units (except as provided in the Trust Agreement). The Trust Agreement may also be amended in any respect by the Trustee and Sponsor, or any of the provisions thereof may be waived, with the consent of the holders representing 51% of the Units of the Trust then outstanding, provided that no such amendment or waiver will reduce the interest in such Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. The Trustee shall advise the Unitholders of any amendment promptly after execution thereof.

   The Trust may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of such Trust then outstanding or by the Trustee when the value of the Securities owned by the Trust, as shown by any evaluation, is less than that amount set forth under Minimum Termination Value in the "Summary of Essential Financial Information" in Prospectus Part One. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date stated under "Summary of Essential Financial Information" in Prospectus Part One.

   Commencing on the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of the Trust. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 60 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of the Trust and will include with such notice a form to enable Unitholders owning 2,500 or more Units to request an In Kind Distribution rather than payment in cash upon the termination of the Trust. To be effective, this request must be returned to the Trustee at least five business days prior to the Mandatory Termination Date. On the Mandatory Termination Date (or on the next business day thereafter if a holiday) the Trustee will deliver each requesting Unitholder's pro rata number of whole shares of each of the Securities in the Trust to the account of the broker-dealer or bank designated by the Unitholder at Depository Trust Company. The value of the Unitholder's fractional shares of the Securities will be paid in cash. Unitholders with less than 2,500 Units and Unitholders not requesting an In Kind Distribution will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. Regardless of the distribution involved, the Trustee will deduct from the funds of the Trust any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in the Trust upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of the Trust his pro rata share of the balance of the Income and Capital Accounts.

   The Sponsor will attempt to sell Securities as quickly as possible commencing on the Mandatory Termination Date without in the judgment of the Sponsor materially adversely affecting the market price of the Securities. The Sponsor does not anticipate that the period will be longer than one month, and it could be as short as one day, depending on the liquidity of the Securities being sold. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available on any particular day.

   It is expected (but not required) that the Sponsor will generally follow the following guidelines in selling the Securities; for highly liquid Securities, the Securities will generally be sold on the Mandatory Termination Date; for less liquid Securities, on each of the first two days subsequent to the Mandatory Termination Date, the amount of any underlying Securities will generally be sold at a price no less than 1/2 of one point under the closing sale price of those Securities on the preceding day. Thereafter, the Sponsor intends to sell without any price restrictions at least a portion of the remaining underlying Securities, the numerator of which is one and the denominator of which is the total number of days remaining (including that day) in the one month period following the Mandatory Termination Date.

   Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.

   LIMITATIONS ON LIABILITIES. The Sponsor, the Evaluator, the Supervisor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder.

   The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Trust Agreement. The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Trust Agreement or upon or in respect of the Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee.

   The Trustee, Sponsor, Supervisor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Trust Agreement shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor, Supervisor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

   MANAGING UNDERWRITER. First of Michigan Corporation, a member of the New York Stock Exchange, is Michigan's largest full-service securities firm. Founded in 1933, First of Michigan Corporation specializes in a wide range of financial services that include investment banking; investment products such as stocks, bonds, unit trusts and mutual funds; and investment services such as retirement plans, money management, underwriting and trading. First of Michigan offers these services through its 550 employees located in 31 offices throughout Michigan, as well as an office at 100 Wall Street, New York, New York.

   SPONSOR. Van Kampen American Capital Distributors, Inc., a Delaware corporation, is the Sponsor of the Trust. The Sponsor is an indirect subsidiary of VK/AC Holding, Inc. VK/AC Holding, Inc. is a wholly owned subsidiary of MSAM Holdings II, Inc., which in turn is a wholly owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co. ("MSDWD").

   MSDWD is a global financial services firm with a market capitalization of more than $21 billion which was created by the merger of Morgan Stanley Group Inc. with and into Dean Witter, Discover & Co. on May 31, 1997. MSDWD, together with various of its directly and indirectly owned subsidiaries, is engaged in a wide range of financial services through three primary businesses: securities, asset management and credit services. These principal businesses include securities underwriting, distribution and trading; merger, acquisition, restructuring and other corporate finance advisory activities; merchant banking; stock brokerage and research services; asset management; trading of futures, options, foreign exchange commodities and swaps (involving foreign exchange, commodities, indices and interest rating and investing; global custody, securities clearance services and securities lending; and credit card services. As of June 2, 1997, MSDWD, together with its affiliated investment advisory companies, had approximately $270 billion of assets under management, supervision or fiduciary advice.

   Van Kampen American Capital Distributors, Inc. specializes in the underwriting and distribution of unit investment trusts and mutual funds with roots in money management dating back to 1926. The Sponsor is a member of the National Association of Securities Dealers, Inc. and has offices at One Parkview Plaza, Oakbrook Terrace, Illinois 60181, (630) 684-6000 and 2800 Post Oak Boulevard, Houston, Texas 77056, (713) 993-0500. It maintains a branch office in Philadelphia and has regional representatives in Atlanta, Dallas, Los Angeles, New York, San Francisco and Seattle. As of November 30, 1996, the total stockholders' equity of Van Kampen American Capital Distributors, Inc. was $129,451,000 (unaudited). (This paragraph relates only to the Sponsor and not to the Trusts or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request.)

   As of September 30, 1997, the Sponsor and its Van Kampen American Capital affiliates managed or supervised approximately $65.3 billion of investment products, of which over $10.85 billion is invested in municipal securities. The Sponsor and its Van Kampen American Capital affiliates managed $54 billion of assets, consisting of $34.3 billion for 55 open-end mutual funds (of which 45 are distributed by Van Kampen American Capital Distributors, Inc.) $14.2 billion for 37 closed-end funds and $5.5 billion for 106 institutional accounts. The Sponsor has also deposited approximately $26 billion of unit investment trusts. All of Van Kampen American Capital's open-end funds, closed-ended funds and unit investment trusts are professionally distributed by leading financial firms nationwide. Based on cumulative assets deposited, the Sponsor believes that it is the largest sponsor of insured municipal unit investment trusts, primarily through the success of its Insured Municipals Income Trust(R) or the IM-IT(R) trust. The Sponsor also provides surveillance and evaluation services at cost for approximately $13 billion of unit investment trust assets outstanding. Since 1976, the Sponsor has serviced over two million investor accounts, opened through retail distribution firms.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Trusts as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   TRUSTEE. The Trustee is The Bank of New York, a trust company organized under the laws of New York. The Bank of New York has its Unit Investment Trust Division offices at 101 Barclay Street, New York, New York 10286 (800) 221-7668. The Bank of New York is subject to supervision and examination by the Superintendent of the Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the trust portfolio.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Trust. Such records shall include the name and address of, and the number of Units of the Trust held by, every Unitholder of such Trust. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation (see "Rights of Unitholders--Reports Provided"). The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Trust.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus, and undivided profits of not less than $5,000,000.

OTHER MATTERS

   LEGAL OPINIONS. The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.

   INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS. The statement of condition and the related securities portfolio at the Initial Date of Deposit included in this Prospectus have been audited by Grant Thornton LLP, independent certified public accountants, as set forth in their report in this Prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing. No person is authorized to give any information or to make any representations not contained in this Prospectus; and any information or representation not contained herein must not be relied upon as having been authorized by the Trust, the Sponsor or dealers. This Prospectus does not constitute an offer to sell, or a solicitation of any offer to buy, securities in any state to any persons to whom it is not lawful to make such offer in such state.

                  Table of Contents                      Page
                  -----------------                     ------

The Trust                                                      2
Objectives and Securities Selection                            2
Trust Portfolio                                                3
Risk Factors                                                   3
Tax Status                                                     4
Trust Operating Expenses                                       6
Public Offering                                                7
Rights of Unitholders                                          8
Trust Administration                                          10
Other Matters                                                 12

This Prospectus contains information concerning the Fund and the Sponsor, but does not contain all of the information set forth in the registration statements and exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C. under the Securities Act of 1933 and the Investment Company Act of 1940, and to which reference is hereby made.

                                   PROSPECTUS
                                    PART TWO

                                FIRST OF MICHIGAN
                                   REAL ESTATE
                                   INCOME AND
                                  GROWTH TRUST
                                    SERIES 1

                                   VAN KAMPEN
                             AMERICAN CAPITAL EQUITY
                                OPPORTUNITY TRUST
                                    SERIES 27

                   NOTE: THIS PROSPECTUS MAY BE USED ONLY WHEN
                   ACCOMPANIED BY PART ONE. BOTH PARTS OF THIS
               PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.

                 DATED AS OF THE DATE OF THE PROSPECTUS PART ONE
                     ACCOMPANYING THIS PROSPECTUS PART TWO.

                          FIRST OF MICHIGAN CORPORATION
                             100 Renaissance Center
                                   26th Floor
                             Detroit, Michigan 48243

               Please retain this Prospectus for future reference.

CONTENTS OF POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

The facing sheet
The prospectus
The signatures
The Consent of Independent Accountants

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen American Capital Equity Opportunity Trust, Series 27, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Ci ty of Chicago and State of Illinois on the 24th day of April, 1998.

VAN KAMPEN AMERICAN CAPITAL EQUITY OPPORTUNITY TRUST, SERIES 27
     (Registrant)

By VAN KAMPEN AMERICAN CAPITAL DISTRIBUTORS, INC.
     (Depositor)


By:  Gina Costello
     Assistant Secretary
     (SEAL)

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on April 24, 1998 by the following persons who constitute a majority of the Board of Directors of Van Kampen American Capital Distributors, Inc.:

SIGNATURE               TITLE

Don G. Powell           Chairman and Chief                    )
                        Executive Officer                     )

John H. Zimmerman       President and Chief Operating         )
                        Officer                               )

Ronald A. Nyberg        Executive Vice President and          )
                        General Counsel                       )

William R. Rybak        Senior Vice President and             )
                        Chief Financial Officer               )


          Gina Costello_______
          (Atttorney in Fact)*

____________________

     * An executed copy of each of the related powers of attorney was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen American Capital Equity Opportunity Trust, Series 64 (File No. 333-33087) and Van Kampen American Capital Equity Opportunity Trust, Series 87 (File No. 333-44581) and the same are hereby incorporated herein by this reference.